INVESTMENTS	12 Months Ended
Dec. 31, 2013
INVESTMENT
INVESTMENT

8.                                      INVESTMENTS

Cash equivalents

The Group’s cash equivalents consist of term deposits and debt securities with original maturities of less than three months.

The Group measured the cash equivalents at amortized cost. Interest income of $2,016, $4,177 and $895 were recognized in the consolidated statements of operations for the years ended December 31, 2011, 2012 and 2013.

Short-term investments

As of December 31, 2012 and 2013, the Group’s short-term investments consist of trading securities and held-to-maturity securities with maturities of less than one year.

Trading securities

The Group measured the trading securities at fair value based on quoted market prices in an active market. Gains from the trading securities of nil, nil and $12 were recognized in the consolidated statements of operations for the years ended December 31, 2011, 2012 and 2013, respectively.

Held-to-maturity securities - short-term

The Group measured the held-to-maturity securities at amortized cost. Interest income of $593, $2,074 and $5,728 were recognized in the consolidated statements of operations for the years ended December 31, 2011, 2012 and 2013.

Long-term investments

The Group’s long-term investments consist of held-to-maturity securities with maturities of greater than 12 months and available-for-sale securities.

Held-to-maturity securities - long-term

The Group’s long-term held-to-maturity securities consist of debt securities placed with banks with maturities greater than one year, which are stated as amortized cost. Interest income of nil, nil and $86 were recognized in the consolidated statements of operations for the years ended December 31, 2011, 2012 and 2013. As of December 31, 2013, the long-term held-to-maturity securities will mature in October, 2015.

Available-for-sale securities

In July 2012, the Company entered into a preferred share purchase agreement with the shareholders of Firstleap Education (“Firstleap”), a company incorporated in the Cayman Islands that provides English training program to children aged from 2 to 10 years in the PRC. The Company purchased, for a cash consideration of $4,786, 1,272,000 convertible redeemable preferred shares, which is equivalent to a 12.72% equity ownership interest in Firstleap.

On July 16, 2013, the Company contributed an additional capital of $1,632 million in Firstleap’s convertible redeemable preferred shares. Consequently, the Company’s beneficial interest in Firstleap increased form 12.72% to 16.11%. As a result of the additional investment, the Company has two seats out of six in the board of Firstleap, compared to one seat out of five previously.

At any time and from time to time on or after January 1, 2017 without consummation of a qualified initial public offering of Firstleap, the Company may require Firstleap to redeem the preferred shares.

The investment is classified as available-for-sale securities and is measured at fair value as of the balance sheet date.  Unrealized holding gains and losses are excluded from earnings and are reported in other comprehensive income until realized. Unrealized holding gains of nil, $339 and $93 were reported in other comprehensive income for the years ended December 31, 2011, 2012 and 2013.

Investments as of December 31, 2012 and 2013 were as follows:

	As of December 31, 2012
		Gross un-	Gross un-	Unrealized gain in accumulated
	Amortized	recognized	recognized	other comprehensive
	cost	holding gains	holding losses	income	Fair value
Cash and cash equivalents:
Cash equivalents
Term deposits	77,784	—	—	—	77,784
	77,784	—	—	—	77,784

Short-term investments:
Held-to-maturity securities
Fixed-rate debt securities	26,126	133	—	—	26,259
	26,126	133	—	—	26,259

Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	4,786		—	339	5,125
	4,786	—	—	339	5,125

	As of December 31, 2013
		Gross un-	Gross un-	Unrealized gain in accumulated
	Amortized	recognized	recognized	other comprehensive
	cost	holding gains	holding losses	income	Fair value
Cash and cash equivalents:
Cash equivalents
Term deposits	11,827	—	—	—	11,827
Adjustable-rate debt securities	4,326	—	—	—	4,326
	16,153	—	—	—	16,153

Short-term investments:
Trading securities
Adjustable-rate debt securities	1,553	—	—	—	1,553
Held-to-maturity securities
Fixed-rate debt securities	23,958	132	(5)	—	24,085
Adjustable-rate debt securities	33,479	11	—	—	33,490
Term deposits	70,629	—	—	—	70,629
	129,619	143	(5)	—	129,757

Long-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	8,347	—	(85)	—	8,262
Available-for-sale securities
Convertible redeemable preferred shares	6,418	—	—	432	6,850
	14,765	—	(85)	432	15,112

The fair values of trading securities and available-for-sale securities as measured, and cash equivalents and held-to-maturity securities as disclosed are further discussed in Note 9.